ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		6 Months Ended
	Mar. 19, 2019 CNY (¥) shares	Mar. 19, 2019 USD ($) shares	Jun. 30, 2020 CNY (¥) item shares	Jun. 30, 2020 USD ($) item $ / shares shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 shares
Ordinary shares
Issuance of ordinary shares | ¥					¥ 3,533,285	¥ 2,982,242
Proceeds from public offering, net of underwriting discounts and commissions and other issuance costs	¥ 2,982,242	$ 444,699
Private Placement
Ordinary shares
Price per share (in USD/share) | $ / shares				$ 8.125
Proceeds from public offering, net of underwriting discounts and commissions and other issuance costs			¥ 3,533,285	$ 500,784
Number of investors | item			2	2
ADS
Ordinary shares
Ordinary shares issued (in shares)	13,731,343	13,731,343
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	1,791,044	1,791,044
ADS | Private Placement
Ordinary shares
Price per share (in USD/share) | $ / shares				$ 65
Class A
Ordinary shares
Ordinary shares issued (in shares)	109,850,744	109,850,744
Common stock, outstanding shares (in shares)				1,210,996,227			1,148,842,379
Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	14,328,352	14,328,352
Class A | Private Placement
Ordinary shares
Ordinary shares issued (in shares)			62,153,848	62,153,848
Class B
Ordinary shares
Common stock, outstanding shares (in shares)				67,590,336			67,590,336
Hillhouse | Class A | Private Placement
Ordinary shares
Issuance of ordinary shares | $				$ 400,000
STT GDC | Class A | Private Placement
Ordinary shares
Issuance of ordinary shares | $				$ 105,000